ALLMERICA SELECT
          A Higher Standard

                                     . Allmerica Select Life
                                     . Allmerica Select Inheiritage
                                     . Allmerica Select SPL

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                           [LOGO] ALLMERICA FINANCIAL(R)

                                  Annual Report

                               DECEMBER 31, 2001

General Information

OFFICERS OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY (AFLIAC) AND FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY (FAFLIC)

John F. O'Brien, Chairman of the Board (AFLIAC) and President, CEO (FAFLIC) Mark A. Hug, President, CEO (AFLIAC) and Vice President (FAFLIC)
Richard M. Reilly, Senior Vice President (FAFLIC)
Edward J. Parry III, Vice President and CFO
John P. Kavanaugh, Vice President and Chief Investment Officer
Mark C. McGivney, Treasurer
Charles F. Cronin, Secretary and Counsel (FAFLIC)

INVESTMENT ADVISERS
A I M Advisors, Inc.
11 Greenway Plaza, Suite 100, Houston, TX 77046
  AIM V.I. Aggressive Growth Fund

Alliance Capital Management, L.P.
1345 Avenue of the Americas, New York, NY 10105
  Alliance Growth and Income Portfolio
  Alliance Premier Growth Portfolio

Allmerica Financial Investment Management Services, Inc.
440 Lincoln Street, Worcester, MA 01653

   INVESTMENT SUB-ADVISERS
   Allmerica Asset Management, Inc.
   440 Lincoln Street, Worcester, MA 01653
     Equity Index Fund
     Select Investment Grade Income Fund
     Money Market Fund

   Bank of Ireland Asset Management (U.S.) Limited
   U.S. Offices: 20 Horseneck Lane,
   Greenwich, CT 06830
   Main Offices: 26 Fitzwilliam Place,
   Dublin 2, Ireland
     Select International Equity Fund

   Cramer Rosenthal McGlynn, LLC
   707 Westchester Avenue, White Plains, NY 10604
     Select Value Opportunity Fund

   J.P. Morgan Investment Management Inc.
   522 Fifth Avenue, New York, NY 10036
     Select Growth and Income Fund

   Jennison Associates LLC
   466 Lexington Street, New York, NY 10017
     Select Aggressive Growth Fund (Co-Sub-Adviser)

   Massachusetts Financial Services Company
   500 Boylston Street, Boston, MA 02116
     Select Aggressive Growth Fund (Co-Sub-Adviser)

   Putnam Investment Management, Inc.
   One Post Office Square, Boston, MA 02109
     Select Growth Fund

   Schroder Investment Management North America, Inc.
   787 Seventh Avenue, New York, NY 10019
     Select Emerging Markets Fund

   TCW Investment Management Company
   865 South Figueroa, Los Angeles, CA 90017
     Select Strategic Growth Fund

   T. Rowe Price Associates, Inc.
   100 East Pratt Street, Baltimore, MD 21202
     Select Capital Appreciation Fund

   Western Asset Management Company
   117 East Colorado Blvd., Pasadena, CA 91105
     Select Strategic Income Fund

Fidelity Management & Research Company
82 Devonshire Street, Boston, MA 02108
  Fidelity VIP Equity-Income Portfolio
  Fidelity VIP Growth Portfolio
  Fidelity VIP High Income Portfolio

Franklin Advisers, Inc.
777 Mariners Island Blvd., San Mateo, CA 94403
  Franklin Small Cap Fund
  Franklin Mutual Shares Securities Fund

INVESCO Funds Group, Inc.
7800 East Union Avenue, Denver, CO 80217
  INVESCO VIF-Health Sciences Fund

Janus Capital
100 Fillmore Street, Denver, CO 80206
  Janus Aspen Growth Portfolio

T. Rowe Price International, Inc.
100 East Pratt Street, Baltimore, MD 21202
  T. Rowe Price International Stock Portfolio

Product Performance Summary

ALLMERICA SELECT LIFE (AFLIAC)

Average Annual Total Returns as of 12/31/01

For easy reference, the total returns for the Allmerica Select Life sub-accounts of AFLIAC are summarized below. Keep in mind that the returns under "Without Surrender and Monthly Policy Charges" reflect the deduction of separate account and fund charges, while the returns under "With Surrender and Monthly Policy Charges" reflect the deduction of all policy level charges (for a hypothetical policyowner*) and all separate account and fund charges. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Portfolio Reviews.

                                                                            Without Surrender and
                                                                           Monthly Policy Charges
                                                                                         10 Years
                                                         Sub-                 10 Years or Life of
                                               Fund   Account                  or Life       Sub-
                                          Inception Inception       1      5   of Fund    Account        1
Sub-Accounts                                   Date      Date    Year  Years (if less)  (if less)     Year
-----------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Equity Index Fund                       9/28/90    5/1/01 -12.72%  9.49%    11.57%     -9.15% -100.00%
AIT Money Market Fund                       4/29/85    5/1/95   3.45%  4.52%     4.03%      4.56% -100.00%
AIT Select Aggressive
  Growth Fund                               8/21/92    5/1/95 -22.26%  0.67%     8.74%      6.35% -100.00%
AIT Select Capital
  Appreciation Fund                         4/28/95   4/28/95  -1.92% 10.60%    14.57%     14.56% -100.00%
AIT Select Emerging Markets
  Fund                                      2/20/98   2/20/98  -9.85%    N/A    -8.16%     -8.16% -100.00%
AIT Select Growth Fund                      8/21/92    5/1/95 -25.31%  6.99%     9.17%     10.87% -100.00%
AIT Select Growth and
  Income Fund                               8/21/92    5/1/95 -12.45%  5.02%     8.61%      9.62% -100.00%
AIT Select International
  Equity Fund                                5/2/94    5/1/95 -22.15%  1.96%     5.60%      6.26% -100.00%
AIT Select Investment Grade Income Fund     4/29/85    5/1/95   7.08%  5.78%     5.45%      6.19% -100.00%
AIT Select Strategic Growth
  Fund                                      2/20/98   2/20/98 -29.85%    N/A   -16.93%    -16.93% -100.00%
AIT Select Strategic Income
  Fund                                       7/3/00    5/1/01   6.10%    N/A     7.70%      3.99% -100.00%
AIT Select Value
  Opportunity Fund                          4/30/93   2/20/98  11.78% 11.98%    12.81%      8.25% -100.00%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth
  Fund                                       5/1/98    5/1/01 -26.65%    N/A     1.49%    -13.50% -100.00%

Alliance Variable Products Series Fund, Inc. (Class B)
Alliance Growth and
  Income Portfolio                          1/14/91    5/1/01  -0.61% 13.49%    13.71%     -7.04% -100.00%
Alliance Premier Growth
  Portfolio                                 6/26/92    5/1/01 -18.07% 11.43%    14.48%    -14.13% -100.00%

Fidelity Variable Insurance Products Fund
Fidelity VIP Equity-Income
  Portfolio                                 10/9/86    5/1/95  -5.72%  8.52%    12.79%     11.29% -100.00%
Fidelity VIP Growth Portfolio               10/9/86    5/1/95 -18.31% 10.76%    12.50%     13.69% -100.00%
Fidelity VIP High Income
  Portfolio                                 9/19/85    5/1/95 -12.44% -4.35%     4.44%     -0.05% -100.00%

                                                    With Surrender and
                                                Monthly Policy Charges
                                                              10 Years
                                                   10 Years or Life of
                                                    or Life       Sub-
                                                5   of Fund    Account
Sub-Accounts                                Years (if less)  (if less)
----------------------------------------------------------------------

Allmerica Investment Trust
AIT Equity Index Fund                      -1.53%     7.60%   -100.00%
AIT Money Market Fund                      -7.17%    -0.38%     -3.03%
AIT Select Aggressive
  Growth Fund                             -11.64%     4.26%     -1.06%
AIT Select Capital
  Appreciation Fund                        -0.28%     7.86%      7.83%
AIT Select Emerging Markets
  Fund                                        N/A   -29.49%    -29.49%
AIT Select Growth Fund                     -4.35%     4.71%      3.87%
AIT Select Growth and
  Income Fund                              -6.60%     4.12%      2.51%
AIT Select International
  Equity Fund                             -10.13%    -0.51%     -1.15%
AIT Select Investment Grade Income Fund    -5.73%     0.76%     -1.23%
AIT Select Strategic Growth
  Fund                                        N/A   -41.40%    -41.40%
AIT Select Strategic Income
  Fund                                        N/A   -72.12%   -100.00%
AIT Select Value
  Opportunity Fund                          1.26%     8.10%     -9.25%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth
  Fund                                        N/A   -19.36%   -100.00%

Alliance Variable Products Series Fund, Inc. (Class B)
Alliance Growth and
  Income Portfolio                          2.93%     9.84%   -100.00%
Alliance Premier Growth
  Portfolio                                 0.64%    10.38%   -100.00%

Fidelity Variable Insurance Products Fund
Fidelity VIP Equity-Income
  Portfolio                                -2.62%     8.88%      4.32%
Fidelity VIP Growth Portfolio              -0.10%     8.58%      6.90%
Fidelity VIP High Income
  Portfolio                               -34.00%     0.06%     -8.17%

*Performance returns given above are for the Allmerica Select Life sub-accounts of AFLIAC and are net of all product charges (including surrender charges) for a representative policy. Please refer to the prospectus for hypothetical illustrations which show the effect that all applicable fees and charges have on performance. The returns, except in the columns designated as "Life of Sub-Account", assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a declining surrender charge.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

ALLMERICA SELECT LIFE (AFLIAC) CONTINUED

Average Annual Total Returns as of 12/31/01

For easy reference, the total returns for the Allmerica Select Life sub-accounts of AFLIAC are summarized below. Keep in mind that the returns under "Without Surrender and Monthly Policy Charges" reflect the deduction of separate account and fund charges, while the returns under "With Surrender and Monthly Policy Charges" reflect the deduction of all policy level charges (for a hypothetical policyowner*) and all separate account and fund charges. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Portfolio Reviews.

                                                                 Without Surrender and                    With Surrender and
                                                                Monthly Policy Charges                Monthly Policy Charges
                                                                              10 Years                              10 Years
                                              Sub-                 10 Years or Life of                   10 Years or Life of
                                    Fund   Account                  or Life       Sub-                    or Life       Sub-
                               Inception Inception       1      5   of Fund    Account        1       5   of Fund    Account
Sub-Accounts                        Date      Date    Year  Years (if less)  (if less)     Year   Years (if less)  (if less)
----------------------------------------------------------------------------------------------------------------------------

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Small Cap Fund   11/1/95    5/1/01 -16.01%  9.41%    12.30%     -6.80% -100.00%  -1.62%     4.58%   -100.00%
FT VIP Mutual Shares
Securities Fund                  11/8/96    5/1/01   6.08%  9.05%     9.48%     -1.30% -100.00%  -2.02%    -1.13%   -100.00%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Health Sciences
Fund                             5/22/97    5/1/01 -13.28%    N/A    13.85%      2.16% -100.00%     N/A     1.50%   -100.00%

Janus Aspen Series (Service Shares)
Janus Aspen Growth Portfolio     9/13/93    5/1/01 -25.50%  7.88%    10.60%    -21.10% -100.00%  -3.34%     5.47%   -100.00%

T. Rowe Price International Series, Inc.
T. Rowe Price International
  Stock Portfolio                3/31/94   8/23/95 -22.84% -0.45%     2.72%      2.09% -100.00% -12.95%    -3.54%     -6.34%


*Performance returns given above are for the Allmerica Select Life sub-accounts of AFLIAC and are net of all product charges (including surrender charges) for a representative policy. Please refer to the prospectus for hypothetical illustrations which show the effect that all applicable fees and charges have on performance. The returns, except in the columns designated as "Life of Sub-Account", assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a declining surrender charge.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

ALLMERICA SELECT LIFE (FAFLIC)

Average Annual Total Returns as of 12/31/01

For easy reference, the total returns for the Allmerica Select Life sub-accounts of FAFLIC are summarized below. Keep in mind that the returns under "Without Surrender and Monthly Policy Charges" reflect the deduction of separate account and fund charges, while the returns under "With Surrender and Monthly Policy Charges" reflect the deduction of all policy level charges (for a hypothetical policyowner*) and all separate account and fund charges. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Portfolio Reviews.

                                                                          Without Surrender and
                                                                         Monthly Policy Charges
                                                                                       10 Years
                                                       Sub-                 10 Years or Life of
                                             Fund   Account                  or Life       Sub-
                                        Inception Inception       1      5   of Fund    Account        1
Sub-Accounts                                 Date      Date    Year  Years (if less)  (if less)     Year
---------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Equity Index Fund                     9/28/90    5/1/01 -12.72%  9.49%    11.57%     -9.15% -100.00%
AIT Money Market Fund                     4/29/85    1/4/99   3.45%  4.46%     4.00%      4.26% -100.00%
AIT Select Aggressive Growth Fund         8/21/92    1/4/99 -22.25%  0.68%     8.74%     -6.85% -100.00%
AIT Select Capital Appreciation Fund      4/28/95    1/4/99  -1.92% 10.61%    14.57%      9.32% -100.00%
AIT Select Emerging Markets Fund          2/20/98    1/4/99  -9.85%    N/A    -8.16%     -3.46% -100.00%
AIT Select Growth Fund                    8/21/92    1/4/99 -25.31%  6.99%     9.17%     -7.50% -100.00%
AIT Select Growth and Income Fund         8/21/92    1/4/99 -12.45%  5.02%     8.61%     -2.97% -100.00%
AIT Select International Equity Fund       5/2/94    1/4/99 -22.15%  1.96%     5.60%     -3.55% -100.00%
AIT Select Investment Grade Income Fund   4/29/85    1/4/99   7.08%  5.78%     5.44%      4.97% -100.00%
AIT Select Strategic Growth Fund          2/20/98    1/4/99 -29.85%    N/A   -16.93%    -20.45% -100.00%
AIT Select Strategic Income Fund           7/3/00    5/1/01   6.10%    N/A     7.70%      3.99% -100.00%
AIT Select Value Opportunity Fund         4/30/93    1/4/99  11.78% 11.99%    12.82%     11.07% -100.00%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth Fund            5/1/98    5/1/01 -26.65%    N/A     1.49%    -13.50% -100.00%

Alliance Variable Products Series Fund, Inc. (Class B)
Alliance Growth and Income Portfolio      1/14/91    5/1/01  -0.62% 13.49%    13.71%     -7.04% -100.00%
Alliance Premier Growth Portfolio         6/26/92    5/1/01 -18.07% 11.43%    14.48%    -14.14% -100.00%

Fidelity Variable Insurance Products Fund
Fidelity VIP Equity-Income Portfolio      10/9/86    1/4/99  -5.72%  8.40%    12.73%      2.52% -100.00%
Fidelity VIP Growth Portfolio             10/9/86    1/4/99 -18.31% 10.80%    12.51%     -0.47% -100.00%
Fidelity VIP High Income Portfolio        9/19/85    1/4/99 -12.44% -4.15%     4.55%    -10.40% -100.00%

                                                  With Surrender and
                                              Monthly Policy Charges
                                                            10 Years
                                                 10 Years or Life of
                                                  or Life       Sub-
                                              5   of Fund    Account
Sub-Accounts                              Years (if less)  (if less)
--------------------------------------------------------------------

Allmerica Investment Trust
AIT Equity Index Fund                    -0.95%     7.88%    -99.33%
AIT Money Market Fund                    -6.66%    -0.12%    -28.48%
AIT Select Aggressive Growth Fund       -11.04%     4.47%    -43.09%
AIT Select Capital Appreciation Fund      0.30%     8.02%    -22.15%
AIT Select Emerging Markets Fund            N/A   -30.56%    -38.51%
AIT Select Growth Fund                   -3.78%     4.92%    -43.98%
AIT Select Growth and Income Fund        -6.02%     4.33%    -37.86%
AIT Select International Equity Fund     -9.55%    -0.32%    -38.63%
AIT Select Investment Grade Income Fund  -5.15%     0.96%    -27.58%
AIT Select Strategic Growth Fund            N/A   -42.55%    -63.04%
AIT Select Strategic Income Fund            N/A   -81.08%    -99.33%
AIT Select Value Opportunity Fund         1.84%     8.31%    -20.00%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth Fund             N/A   -20.29%    -99.33%

Alliance Variable Products Series Fund, Inc. (Class B)
Alliance Growth and Income Portfolio      3.51%    10.12%    -99.33%
Alliance Premier Growth Portfolio         1.22%    10.58%    -99.33%

Fidelity Variable Insurance Products Fund
Fidelity VIP Equity-Income Portfolio     -2.18%     9.09%    -30.70%
Fidelity VIP Growth Portfolio             0.51%     8.86%    -34.56%
Fidelity VIP High Income Portfolio      -32.80%     0.47%    -48.03%

*Performance returns given above are for the Allmerica Select Life sub-accounts of FAFLIC and are net of all product charges (including surrender charges) for a representative policy. Please refer to the prospectus for hypothetical illustrations which show the effect that all applicable fees and charges have on performance. The returns, except in the columns designated as "Life of Sub-Account", assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a declining surrender charge.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

ALLMERICA SELECT LIFE (FAFLIC) CONTINUED

Average Annual Total Returns as of 12/31/01

For easy reference, the total returns for the Allmerica Select Life sub-accounts of FAFLIC are summarized below. Keep in mind that the returns under "Without Surrender and Monthly Policy Charges" reflect the deduction of separate account and fund charges, while the returns under "With Surrender and Monthly Policy Charges" reflect the deduction of all policy level charges (for a hypothetical policyowner*) and all separate account and fund charges. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Portfolio Reviews.

                                                                              Without Surrender and
                                                                             Monthly Policy Charges
                                                                                           10 Years
                                                           Sub-                 10 Years or Life of
                                                 Fund   Account                  or Life       Sub-
                                            Inception Inception       1      5   of Fund    Account        1
Sub-Accounts                                     Date      Date    Year  Years (if less)  (if less)     Year
-------------------------------------------------------------------------------------------------------------

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Small Cap Fund                11/1/95    5/1/01 -16.01%  9.41%    12.30%     -6.79% -100.00%
FT VIP Mutual Shares Securities Fund          11/8/96    5/1/01   6.08%  9.05%     9.48%     -1.30% -100.00%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Health Sciences Fund              5/22/97    5/1/01 -13.28%    N/A    13.85%      2.16% -100.00%

Janus Aspen Series (Service Shares)
Janus Aspen Growth Portfolio                  9/13/93    5/1/01 -25.50%  7.88%    10.60%    -21.09% -100.00%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio   3/31/94    1/4/99 -22.84% -0.48%     2.81%     -6.79% -100.00%

                                                      With Surrender and
                                                  Monthly Policy Charges
                                                                10 Years
                                                     10 Years or Life of
                                                      or Life       Sub-
                                                  5   of Fund    Account
Sub-Accounts                                  Years (if less)  (if less)
------------------------------------------------------------------------

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Small Cap Fund               -1.04%     4.78%    -99.33%
FT VIP Mutual Shares Securities Fund         -1.45%    -1.06%    -99.33%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Health Sciences Fund                N/A     1.36%    -99.33%

Janus Aspen Series (Service Shares)
Janus Aspen Growth Portfolio                 -2.77%     5.69%    -99.33%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio -12.40%    -3.26%    -43.01%



*Performance returns given above are for the Allmerica Select Life sub-accounts of FAFLIC and are net of all product charges (including surrender charges) for a representative policy. Please refer to the prospectus for hypothetical illustrations which show the effect that all applicable fees and charges have on performance. The returns, except in the columns designated as "Life of Sub-Account", assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a declining surrender charge.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

ALLMERICA SELECT INHEIRITAGE (AFLIAC)

Average Annual Total Returns as of 12/31/01

For easy reference, the total returns for the Allmerica Select Inheiritage sub-accounts of AFLIAC are summarized below. Keep in mind that the returns under "Without Surrender and Monthly Policy Charges" reflect the deduction of separate account and fund charges, while the returns under "With Surrender and Monthly Policy Charges" reflect the deduction of all policy level charges (for a hypothetical policyowner*) and all separate account and fund charges. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Portfolio Reviews.

                                                                          Without Surrender and
                                                                         Monthly Policy Charges
                                                                                       10 Years
                                                       Sub-                 10 Years or Life of
                                             Fund   Account                  or Life       Sub-
                                        Inception Inception       1      5   of Fund    Account        1
Sub-Accounts                                 Date      Date    Year  Years (if less)  (if less)     Year
---------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Equity Index Fund                     9/28/90   9/19/94 -13.03%  9.11%    13.19%     13.19% -100.00%
AIT Money Market Fund                     4/29/85   5/26/94   3.09%  4.16%     3.73%      4.15%  -99.11%
AIT Select Aggressive Growth Fund         8/21/92   4/25/94 -22.53%  0.32%     8.42%      5.54% -100.00%
AIT Select Capital Appreciation Fund      4/28/95   4/28/95  -2.27% 10.22%    14.17%     14.17% -100.00%
AIT Select Emerging Markets Fund          2/20/98   2/20/98 -10.17%    N/A    -8.49%     -8.49% -100.00%
AIT Select Growth Fund                    8/21/92   5/19/94 -25.57%  6.61%     8.80%     10.02% -100.00%
AIT Select Growth and Income Fund         8/21/92    5/1/94 -12.76%  4.66%     8.23%      9.29% -100.00%
AIT Select International Equity Fund       5/2/94    5/3/94 -22.42%  1.60%     5.24%      5.24% -100.00%
AIT Select Investment Grade Income Fund   4/29/85   1/21/97   6.70%  5.48%     5.11%      5.56%  -95.69%
AIT Select Strategic Growth Fund          2/20/98   2/20/98 -30.10%    N/A   -17.22%    -17.22% -100.00%
AIT Select Strategic Income Fund           7/3/00    5/1/01   5.71%    N/A     7.33%      3.70%  -96.63%
AIT Select Value Opportunity Fund         4/30/93    6/1/94  11.39% 11.60%    12.43%     12.80%  -91.25%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth Fund            5/1/98    5/1/01 -26.91%    N/A     1.13%    -13.71% -100.00%

Alliance Variable Products Series Fund, Inc. (Class B)
Alliance Growth and Income Portfolio      1/14/91    5/1/01  -0.97% 13.09%    13.32%     -7.27% -100.00%
Alliance Premier Growth Portfolio         6/26/92    5/1/01 -18.36% 11.04%    14.09%    -14.34% -100.00%

Fidelity Variable Insurance Products Fund
Fidelity VIP Equity-Income Portfolio      10/9/86   4/29/94  -6.05%  8.15%    12.40%     11.79% -100.00%
Fidelity VIP Growth Portfolio             10/9/86   5/11/94 -18.60% 10.38%    12.11%     13.53% -100.00%
Fidelity VIP High Income Portfolio        9/19/85   5/12/94 -12.75% -4.69%     4.08%      0.60% -100.00%

                                                  With Surrender and
                                              Monthly Policy Charges
                                                            10 Years
                                                 10 Years or Life of
                                                  or Life       Sub-
                                              5   of Fund    Account
Sub-Accounts                              Years (if less)  (if less)
--------------------------------------------------------------------

Allmerica Investment Trust
AIT Equity Index Fund                    -0.15%    11.29%      9.45%
AIT Money Market Fund                    -6.19%     1.16%     -0.27%
AIT Select Aggressive Growth Fund       -11.03%     5.91%      1.41%
AIT Select Capital Appreciation Fund      1.18%     9.72%      9.72%
AIT Select Emerging Markets Fund            N/A   -31.71%    -31.71%
AIT Select Growth Fund                   -3.17%     6.32%      6.32%
AIT Select Growth and Income Fund        -5.57%     5.70%      5.57%
AIT Select International Equity Fund     -9.40%     1.05%      1.04%
AIT Select Investment Grade Income Fund  -4.56%     2.31%     -4.78%
AIT Select Strategic Growth Fund            N/A   -45.97%    -45.97%
AIT Select Strategic Income Fund            N/A   -64.02%    -99.02%
AIT Select Value Opportunity Fund         2.82%     9.81%      9.33%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth Fund             N/A   -20.25%   -100.00%

Alliance Variable Products Series Fund, Inc. (Class B)
Alliance Growth and Income Portfolio      4.57%    11.42%   -100.00%
Alliance Premier Growth Portfolio         2.16%    12.02%   -100.00%

Fidelity Variable Insurance Products Fund
Fidelity VIP Equity-Income Portfolio     -1.30%    10.46%      8.32%
Fidelity VIP Growth Portfolio             1.37%    10.15%     10.18%
Fidelity VIP High Income Portfolio      -37.20%     1.55%     -4.31%

*Performance returns given above are for the Allmerica Select Inheiritage sub-accounts of AFLIAC and are net of all product charges (including surrender charges) for a representative policy. Please refer to the prospectus for hypothetical illustrations which show the effect that all applicable fees and charges have on performance. The returns, except in the columns designated as "Life of Sub-Account", assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a declining surrender charge.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

ALLMERICA SELECT INHEIRITAGE (AFLIAC) CONTINUED

Average Annual Total Returns as of 12/31/01

For easy reference, the total returns for the Allmerica Select Inheiritage sub-accounts of AFLIAC are summarized below. Keep in mind that the returns under "Without Surrender and Monthly Policy Charges" reflect the deduction of separate account and fund charges, while the returns under "With Surrender and Monthly Policy Charges" reflect the deduction of all policy level charges (for a hypothetical policyowner*) and all separate account and fund charges. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Portfolio Reviews.

                                                                              Without Surrender and
                                                                             Monthly Policy Charges
                                                                                           10 Years
                                                           Sub-                 10 Years or Life of
                                                 Fund   Account                  or Life       Sub-
                                            Inception Inception       1      5   of Fund    Account        1
Sub-Accounts                                     Date      Date    Year  Years (if less)  (if less)     Year
-------------------------------------------------------------------------------------------------------------

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Small Cap Fund                11/1/95    5/1/01 -16.31%  9.03%    11.91%     -7.02% -100.00%
FT VIP Mutual Shares Securities Fund          11/8/96    5/1/01   5.71%  8.67%     9.10%     -1.54%  -96.63%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Health Sciences Fund              5/22/97    5/1/01 -13.59%    N/A    13.46%      1.92% -100.00%

Janus Aspen Series (Service Shares)
Janus Aspen Growth Portfolio                  9/13/93    5/1/01 -25.76%  7.51%    10.22%    -21.27% -100.00%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio   3/31/94   6/30/95 -23.11% -0.80%     2.46%      2.28% -100.00%

                                                      With Surrender and
                                                  Monthly Policy Charges
                                                                10 Years
                                                     10 Years or Life of
                                                      or Life       Sub-
                                                  5   of Fund    Account
Sub-Accounts                                  Years (if less)  (if less)
------------------------------------------------------------------------

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Small Cap Fund               -0.24%     6.35%   -100.00%
FT VIP Mutual Shares Securities Fund         -0.67%     0.29%   -100.00%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Health Sciences Fund                N/A     2.94%   -100.00%

Janus Aspen Series (Service Shares)
Janus Aspen Growth Portfolio                 -2.08%     7.16%   -100.00%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio -12.48%    -2.01%     -4.18%


*Performance returns given above are for the Allmerica Select Inheiritage sub-accounts of AFLIAC and are net of all product charges (including surrender charges) for a representative policy. Please refer to the prospectus for hypothetical illustrations which show the effect that all applicable fees and charges have on performance. The returns, except in the columns designated as "Life of Sub-Account", assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a declining surrender charge.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

ALLMERICA SELECT INHEIRITAGE (FAFLIC)

Average Annual Total Returns as of 12/31/01

For easy reference, the total returns for the Allmerica Select Inheiritage sub-accounts of FAFLIC are summarized below. Keep in mind that the returns under "Without Surrender and Monthly Policy Charges" reflect the deduction of separate account and fund charges, while the returns under "With Surrender and Monthly Policy Charges" reflect the deduction of all policy level charges (for a hypothetical policyowner*) and all separate account and fund charges. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Portfolio Reviews.

                                                                          Without Surrender and
                                                                         Monthly Policy Charges
                                                                                       10 Years
                                                       Sub-                 10 Years or Life of
                                             Fund   Account                  or Life       Sub-
                                        Inception Inception       1      5   of Fund    Account        1
Sub-Accounts                                 Date      Date    Year  Years (if less)  (if less)     Year
---------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Equity Index Fund                     9/28/90  10/19/95 -13.03%  9.11%    11.18%     11.35% -100.00%
AIT Money Market Fund                     4/29/85  11/20/95   3.09%  4.16%     3.67%      4.17%  -97.58%
AIT Select Aggressive Growth Fund         8/21/92   8/28/95 -22.53%  0.32%     8.36%      3.39% -100.00%
AIT Select Capital Appreciation Fund      4/28/95   4/28/95  -2.27% 10.22%    14.18%     14.18% -100.00%
AIT Select Emerging Markets Fund          2/20/98   2/20/98 -10.17%    N/A    -8.47%     -8.47% -100.00%
AIT Select Growth Fund                    8/21/92   8/28/95 -25.57%  6.61%     8.79%      8.29% -100.00%
AIT Select Growth and Income Fund         8/21/92   9/10/95 -12.76%  4.66%     8.23%      7.47% -100.00%
AIT Select International Equity Fund       5/2/94    5/3/94 -22.42%  1.60%     5.24%      5.24% -100.00%
AIT Select Investment Grade Income Fund   4/29/85   9/11/98   6.70%  5.41%     5.08%      4.27%  -94.11%
AIT Select Strategic Growth Fund          2/20/98   2/20/98 -30.10%    N/A   -17.21%    -17.21% -100.00%
AIT Select Strategic Income Fund           7/3/00    5/1/01   5.81%    N/A     7.33%      3.80%  -94.97%
AIT Select Value Opportunity Fund         4/30/93   9/17/95  11.39% 11.60%    12.43%     13.49%  -89.61%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth Fund            5/1/98    5/1/01 -26.91%    N/A     1.13%    -13.71% -100.00%

Alliance Variable Products Series Fund, Inc. (Class B)
Alliance Growth and Income Portfolio      1/14/91    5/1/01  -0.96% 13.09%    13.32%     -7.26% -100.00%
Alliance Premier Growth Portfolio         6/26/92    5/1/01 -18.36% 11.04%    14.09%    -14.34% -100.00%

Fidelity Variable Insurance Products Fund
Fidelity VIP Equity-Income Portfolio      10/9/86   8/28/95  -6.05%  8.15%    12.40%     10.04% -100.00%
Fidelity VIP Growth Portfolio             10/9/86   8/28/95 -18.60% 10.38%    12.10%     10.10% -100.00%
Fidelity VIP High Income Portfolio        9/19/85   12/4/95 -12.75% -4.69%     4.08%     -1.83% -100.00%

                                                  With Surrender and
                                              Monthly Policy Charges
                                                            10 Years
                                                 10 Years or Life of
                                                  or Life       Sub-
                                              5   of Fund    Account
Sub-Accounts                              Years (if less)  (if less)
--------------------------------------------------------------------

Allmerica Investment Trust
AIT Equity Index Fund                     0.55%     9.43%      6.28%
AIT Money Market Fund                    -5.45%     1.38%     -2.15%
AIT Select Aggressive Growth Fund       -10.26%     6.14%     -2.65%
AIT Select Capital Appreciation Fund      1.87%    10.17%     10.17%
AIT Select Emerging Markets Fund            N/A   -30.37%    -30.37%
AIT Select Growth Fund                   -2.45%     6.60%      3.04%
AIT Select Growth and Income Fund        -4.83%     6.00%      2.04%
AIT Select International Equity Fund     -8.64%     1.45%      1.44%
AIT Select Investment Grade Income Fund  -3.92%     2.59%    -18.94%
AIT Select Strategic Growth Fund            N/A   -44.37%    -44.37%
AIT Select Strategic Income Fund            N/A   -62.59%    -97.65%
AIT Select Value Opportunity Fund         3.50%    10.12%      8.82%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth Fund             N/A   -19.00%    -99.72%

Alliance Variable Products Series Fund, Inc. (Class B)
Alliance Growth and Income Portfolio      5.25%    11.68%    -99.72%
Alliance Premier Growth Portfolio         2.84%    12.29%    -99.72%

Fidelity Variable Insurance Products Fund
Fidelity VIP Equity-Income Portfolio     -0.60%    10.72%      5.03%
Fidelity VIP Growth Portfolio             2.06%    10.40%      5.10%
Fidelity VIP High Income Portfolio      -35.47%     1.83%     -9.47%

*Performance returns given above are for the Allmerica Select Inheiritage sub-accounts of FAFLIC and are net of all product charges (including surrender charges) for a representative policy. Please refer to the prospectus for hypothetical illustrations which show the effect that all applicable fees and charges have on performance. The returns, except in the columns designated as "Life of Sub-Account", assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a declining surrender charge.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

ALLMERICA SELECT INHEIRITAGE (FAFLIC) CONTINUED

Average Annual Total Returns as of 12/31/01

For easy reference, the total returns for the Allmerica Select Inheiritage sub-accounts of FAFLIC are summarized below. Keep in mind that the returns under "Without Surrender and Monthly Policy Charges" reflect the deduction of separate account and fund charges, while the returns under "With Surrender and Monthly Policy Charges" reflect the deduction of all policy level charges (for a hypothetical policyowner*) and all separate account and fund charges. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Portfolio Reviews.

                                                                              Without Surrender and
                                                                             Monthly Policy Charges
                                                                                           10 Years
                                                           Sub-                 10 Years or Life of
                                                 Fund   Account                  or Life       Sub-
                                            Inception Inception       1      5   of Fund    Account        1
Sub-Accounts                                     Date      Date    Year  Years (if less)  (if less)     Year
-------------------------------------------------------------------------------------------------------------

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Small Cap Fund                11/1/95    5/1/01 -16.31%  9.03%    11.91%     -7.02% -100.00%
FT VIP Mutual Shares Securities Fund          11/8/96    5/1/01   5.71%  8.67%     9.10%     -1.54%  -95.06%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Health Sciences Fund              5/22/97    5/1/01 -13.59%    N/A    13.46%      1.92% -100.00%

Janus Aspen Series (Service Shares)
Janus Aspen Growth Portfolio                  9/13/93    5/1/01 -25.77%  7.50%    10.22%    -21.28% -100.00%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio   3/31/94   8/28/95 -23.11% -0.80%     2.47%      1.85% -100.00%

                                                      With Surrender and
                                                  Monthly Policy Charges
                                                                10 Years
                                                     10 Years or Life of
                                                      or Life       Sub-
                                                  5   of Fund    Account
Sub-Accounts                                  Years (if less)  (if less)
------------------------------------------------------------------------

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Small Cap Fund                0.46%     6.86%    -99.72%
FT VIP Mutual Shares Securities Fund          0.03%     0.96%    -99.72%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Health Sciences Fund                N/A     3.72%    -98.85%

Janus Aspen Series (Service Shares)
Janus Aspen Growth Portfolio                 -1.38%     7.50%    -99.72%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio -11.69%    -1.59%     -4.47%


*Performance returns given above are for the Allmerica Select Inheiritage sub-accounts of FAFLIC and are net of all product charges (including surrender charges) for a representative policy. Please refer to the prospectus for hypothetical illustrations which show the effect that all applicable fees and charges have on performance. The returns, except in the columns designated as "Life of Sub-Account", assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a declining surrender charge.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

ALLMERICA SELECT SPL (AFLIAC)

Average Annual Total Returns as of 12/31/01

For easy reference, the total returns for the Allmerica Select SPL sub-accounts of AFLIAC are summarized below. Keep in mind that the returns under "Without Surrender and Monthly Policy Charges" reflect the deduction of separate account and fund charges, while the returns under "With Surrender and Monthly Policy Charges" reflect the deduction of all policy level charges (for a hypothetical policyowner*) and all separate account and fund charges. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Portfolio Reviews.


                                                                          Without Surrender and
                                                                         Monthly Policy Charges
                                                                                       10 Years
                                                       Sub-                 10 Years or Life of
                                             Fund   Account                  or Life       Sub-
                                        Inception Inception       1      5   of Fund    Account       1
Sub-Accounts                                 Date      Date    Year  Years (if less)  (if less)    Year
--------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Equity Index Fund                     9/28/90    5/1/01 -12.88%  9.19%   11.25%    -9.21%   -25.54%
AIT Money Market Fund                     4/29/85   11/2/98   3.35%  4.42%    3.93%     4.34%    -9.81%
AIT Select Aggressive Growth Fund         8/21/92   11/2/98 -22.33%  0.57%    8.63%    -2.07%   -34.70%
AIT Select Capital Appreciation Fund      4/28/95   11/2/98  -2.02% 10.50%   14.46%    13.01%   -15.01%
AIT Select Emerging Markets Fund          2/20/98   11/2/98  -9.95%    N/A   -8.25%    -1.63%   -22.70%
AIT Select Growth Fund                    8/21/92   11/2/98 -25.38%  6.88%    9.07%    -2.64%   -37.66%
AIT Select Growth and Income Fund         8/21/92   11/2/98 -12.54%  4.92%    8.50%    -0.70%   -25.21%
AIT Select International Equity Fund       5/2/94   11/2/98 -22.23%  1.86%    5.50%    -0.28%   -34.61%
AIT Select Investment Grade Income Fund   4/29/85   11/2/98   6.97%  5.68%    5.34%     4.99%    -6.30%
AIT Select Strategic Growth Fund          2/20/98   11/2/98 -29.92%    N/A  -17.01%   -18.24%   -42.06%
AIT Select Strategic Income Fund           7/3/00    5/1/01   5.91%    N/A    7.47%     3.92%    -7.33%
AIT Select Value Opportunity Fund         4/30/93   11/2/98  11.67% 11.88%   12.71%    11.20%    -1.74%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth Fund            5/1/98    5/1/01 -26.78%    N/A    1.22%   -13.56%   -39.02%

Alliance Variable Products Series Fund, Inc. (Class B)
Alliance Growth and Income Portfolio      1/14/91    5/1/01  -0.79% 13.18%   13.39%    -7.10%   -13.82%
Alliance Premier Growth Portfolio         6/26/92    5/1/01 -18.22% 11.13%   14.16%   -14.19%   -30.72%

Fidelity Variable Insurance Products Fund
Fidelity VIP Equity-Income Portfolio      10/9/86   11/2/98  -5.81%  8.42%   12.68%     4.04%   -18.69%
Fidelity VIP Growth Portfolio             10/9/86   11/2/98 -18.39% 10.66%   12.38%     3.70%   -30.88%
Fidelity VIP High Income Portfolio        9/19/85   11/2/98 -12.53% -4.45%    4.34%    -8.04%   -25.20%

                                                 With Surrender and
                                             Monthly Policy Charges
                                                           10 Years
                                                10 Years or Life of
                                                 or Life       Sub-
                                             5   of Fund    Account
Sub-Accounts                             Years (if less)  (if less)
-------------------------------------------------------------------

Allmerica Investment Trust
AIT Equity Index Fund                    6.05%    9.32%   -18.01%
AIT Money Market Fund                    1.15%    2.13%    -0.45%
AIT Select Aggressive Growth Fund       -2.85%    6.67%    -7.12%
AIT Select Capital Appreciation Fund     7.39%   11.97%     8.47%
AIT Select Emerging Markets Fund           N/A  -12.97%    -6.66%
AIT Select Growth Fund                   3.68%    7.10%    -7.72%
AIT Select Growth and Income Fund        1.67%    6.54%    -5.69%
AIT Select International Equity Fund    -1.50%    3.22%    -5.25%
AIT Select Investment Grade Income Fund  2.45%    3.42%     0.23%
AIT Select Strategic Growth Fund           N/A  -22.60%   -24.51%
AIT Select Strategic Income Fund           N/A   -2.70%    -9.50%
AIT Select Value Opportunity Fund        8.79%   10.61%     6.62%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth Fund            N/A   -3.15%   -20.83%

Alliance Variable Products Series Fund, Inc. (Class B)
Alliance Growth and Income Portfolio    10.11%   11.42%   -16.64%
Alliance Premier Growth Portfolio        8.03%   12.14%   -21.24%

Fidelity Variable Insurance Products Fund
Fidelity VIP Equity-Income Portfolio     5.26%   10.72%    -0.76%
Fidelity VIP Growth Portfolio            7.55%   10.43%    -1.11%
Fidelity VIP High Income Portfolio      -8.14%    2.53%   -13.43%

*Performance returns given above are for the Allmerica Select SPL sub-accounts of AFLIAC and are net of all product charges (including surrender charges) for a representative policy. Please refer to the prospectus for hypothetical illustrations which show the effect that all applicable fees and charges have on performance. The returns, except in the columns designated as "Life of Sub-Account", assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a declining surrender charge.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

ALLMERICA SELECT SPL (AFLIAC) CONTINUED

Average Annual Total Returns as of 12/31/01

For easy reference, the total returns for the Allmerica Select SPL sub-accounts of AFLIAC are summarized below. Keep in mind that the returns under "Without Surrender and Monthly Policy Charges" reflect the deduction of separate account and fund charges, while the returns under "With Surrender and Monthly Policy Charges" reflect the deduction of all policy level charges (for a hypothetical policyowner*) and all separate account and fund charges. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Portfolio Reviews.


                                                                              Without Surrender and
                                                                             Monthly Policy Charges
                                                                                           10 Years
                                                           Sub-                 10 Years or Life of
                                                 Fund   Account                  or Life       Sub-
                                            Inception Inception       1      5   of Fund    Account       1
Sub-Accounts                                     Date      Date    Year  Years (if less)  (if less)    Year
------------------------------------------------------------------------------------------------------------

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Small Cap Fund                11/1/95    5/1/01 -16.16%  9.11%    11.99%     -6.86% -28.72%
FT VIP Mutual Shares Securities Fund          11/8/96    5/1/01   5.89%  8.75%     9.18%     -1.37%  -7.35%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Health Sciences Fund              5/22/97    5/1/01 -13.44%    N/A    13.54%      2.08% -26.08%

Janus Aspen Series (Service Shares)
Janus Aspen Growth Portfolio                  9/13/93    5/1/01 -25.63%  7.59%    10.29%    -21.13% -37.90%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio   3/31/94   11/2/98 -22.92% -0.55%     2.73%     -4.07% -35.28%

                                                     With Surrender and
                                                 Monthly Policy Charges
                                                               10 Years
                                                    10 Years or Life of
                                                     or Life       Sub-
                                                 5   of Fund    Account
Sub-Accounts                                 Years (if less)  (if less)
-----------------------------------------------------------------------

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Small Cap Fund               5.97%     9.33%    -16.49%
FT VIP Mutual Shares Securities Fund         5.60%     6.10%    -12.93%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Health Sciences Fund               N/A    10.25%    -10.69%

Janus Aspen Series (Service Shares)
Janus Aspen Growth Portfolio                 4.41%     8.15%    -25.74%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio -4.02%     0.45%     -9.22%


*Performance returns given above are for the Allmerica Select SPL sub-accounts of AFLIAC and are net of all product charges (including surrender charges) for a representative policy. Please refer to the prospectus for hypothetical illustrations which show the effect that all applicable fees and charges have on performance. The returns, except in the columns designated as "Life of Sub-Account", assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a declining surrender charge.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

ALLMERICA SELECT SPL (FAFLIC)

Average Annual Total Returns as of 12/31/01

For easy reference, the total returns for the Allmerica Select SPL sub-accounts of FAFLIC are summarized below. Keep in mind that the returns under "Without Surrender and Monthly Policy Charges" reflect the deduction of separate account and fund charges, while the returns under "With Surrender and Monthly Policy Charges" reflect the deduction of all policy level charges (for a hypothetical policyowner*) and all separate account and fund charges. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Portfolio Reviews.

                                                                          Without Surrender and
                                                                         Monthly Policy Charges
                                                                                       10 Years
                                                       Sub-                 10 Years or Life of
                                             Fund   Account                  or Life       Sub-
                                        Inception Inception       1      5   of Fund    Account       1
Sub-Accounts                                 Date      Date    Year  Years (if less)  (if less)    Year
--------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Equity Index Fund                     9/28/90    5/1/01 -12.88%  9.19%    11.25%     -9.21% -25.54%
AIT Money Market Fund                     4/29/85    5/1/01   3.26%  4.24%     3.74%      1.75%  -9.89%
AIT Select Aggressive Growth Fund         8/21/92    5/1/01 -22.39%  0.40%     8.43%    -13.61% -34.76%
AIT Select Capital Appreciation Fund      4/28/95    5/1/01  -2.09% 10.30%    14.25%     -0.88% -15.08%
AIT Select Emerging Markets Fund          2/20/98    5/1/01 -10.02%    N/A    -8.40%     -6.60% -22.77%
AIT Select Growth Fund                    8/21/92    5/1/01 -25.44%  6.70%     8.86%    -15.24% -37.72%
AIT Select Growth and Income Fund         8/21/92    5/1/01 -12.61%  4.74%     8.30%     -9.75% -25.28%
AIT Select International Equity Fund       5/2/94    5/1/01 -22.29%  1.68%     5.31%    -15.14% -34.66%
AIT Select Investment Grade Income Fund   4/29/85    5/1/01   6.89%  5.72%     5.92%      4.73%  -6.38%
AIT Select Strategic Growth Fund          2/20/98    5/1/01 -29.97%    N/A   -17.15%    -18.77% -42.11%
AIT Select Strategic Income Fund           7/3/00    5/1/01   5.91%    N/A     7.47%      3.92%  -7.33%
AIT Select Value Opportunity Fund         4/30/93    5/1/01  11.58% 11.68%    12.50%      3.84%  -1.83%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth Fund            5/1/98    5/1/01 -26.78%    N/A     1.22%    -13.56% -39.02%

Alliance Variable Products Series Fund, Inc. (Class B)
Alliance Growth and Income Portfolio      1/14/91    5/1/01  -0.79% 13.18%    13.39%     -7.10% -13.82%
Alliance Premier Growth Portfolio         6/26/92    5/1/01 -18.22% 11.13%    14.16%    -14.19% -30.72%

Fidelity Variable Insurance Products Fund
Fidelity VIP Equity-Income Portfolio      10/9/86    5/1/01  -5.89%  8.23%    12.38%     -5.82% -18.77%
Fidelity VIP Growth Portfolio             10/9/86    5/1/01 -18.45% 10.46%    12.17%    -12.80% -30.94%
Fidelity VIP High Income Portfolio        9/19/85    5/1/01 -12.60% -4.61%     4.15%     -9.37% -25.27%

                                                 With Surrender and
                                             Monthly Policy Charges
                                                           10 Years
                                                10 Years or Life of
                                                 or Life       Sub-
                                             5   of Fund    Account
Sub-Accounts                             Years (if less)  (if less)
-------------------------------------------------------------------

Allmerica Investment Trust
AIT Equity Index Fund                    6.05%     9.32%    -18.01%
AIT Money Market Fund                    0.96%     1.94%    -10.91%
AIT Select Aggressive Growth Fund       -3.02%     6.47%    -20.86%
AIT Select Capital Appreciation Fund     7.18%    11.76%    -12.61%
AIT Select Emerging Markets Fund           N/A   -13.13%    -16.32%
AIT Select Growth Fund                   3.50%     6.90%    -21.92%
AIT Select Growth and Income Fund        1.48%     6.34%    -18.36%
AIT Select International Equity Fund    -1.69%     3.03%    -21.85%
AIT Select Investment Grade Income Fund  2.49%     4.08%     -8.98%
AIT Select Strategic Growth Fund           N/A   -22.76%    -24.21%
AIT Select Strategic Income Fund           N/A    -2.70%     -9.50%
AIT Select Value Opportunity Fund        8.59%    10.41%     -9.55%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth Fund            N/A    -3.15%    -20.83%

Alliance Variable Products Series Fund, Inc. (Class B)
Alliance Growth and Income Portfolio    10.11%    11.42%    -16.64%
Alliance Premier Growth Portfolio        8.03%    12.14%    -21.24%

Fidelity Variable Insurance Products Fund
Fidelity VIP Equity-Income Portfolio     5.07%    10.43%    -15.81%
Fidelity VIP Growth Portfolio            7.35%    10.22%    -20.34%
Fidelity VIP High Income Portfolio      -8.31%     2.34%    -18.11%

*Performance returns given above are for the Allmerica Select SPL sub-accounts of FAFLIC and are net of all product charges (including surrender charges) for a representative policy. Please refer to the prospectus for hypothetical illustrations which show the effect that all applicable fees and charges have on performance. The returns, except in the columns designated as "Life of Sub-Account", assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a declining surrender charge.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

ALLMERICA SELECT SPL (FAFLIC) CONTINUED

Average Annual Total Returns as of 12/31/01

For easy reference, the total returns for the Allmerica Select SPL sub-accounts of FAFLIC are summarized below. Keep in mind that the returns under "Without Surrender and Monthly Policy Charges" reflect the deduction of separate account and fund charges, while the returns under "With Surrender and Monthly Policy Charges" reflect the deduction of all policy level charges (for a hypothetical policyowner*) and all separate account and fund charges. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Portfolio Reviews.

                                                                              Without Surrender and
                                                                             Monthly Policy Charges
                                                                                           10 Years
                                                           Sub-                 10 Years or Life of
                                                 Fund   Account                  or Life       Sub-
                                            Inception Inception       1      5   of Fund    Account       1
Sub-Accounts                                     Date      Date    Year  Years (if less)  (if less)    Year
------------------------------------------------------------------------------------------------------------

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Small Cap Fund                11/1/95    5/1/01 -16.16%  9.11%    11.99%     -6.86% -28.72%
FT VIP Mutual Shares Securities Fund          11/8/96    5/1/01   5.89%  8.75%     9.18%     -1.37%  -7.35%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Health Sciences Fund              5/22/97    5/1/01 -13.44%    N/A    13.54%      2.08% -26.08%

Janus Aspen Series (Service Shares)
Janus Aspen Growth Portfolio                  9/13/93    5/1/01 -25.63%  7.59%    10.29%    -21.13% -37.90%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio   3/31/94    5/1/01 -22.98% -0.72%     2.54%    -16.71% -35.33%

                                                     With Surrender and
                                                 Monthly Policy Charges
                                                               10 Years
                                                    10 Years or Life of
                                                     or Life       Sub-
                                                 5   of Fund    Account
Sub-Accounts                                 Years (if less)  (if less)
-----------------------------------------------------------------------

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Small Cap Fund               5.97%     9.33%    -16.49%
FT VIP Mutual Shares Securities Fund         5.60%     6.10%    -12.93%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Health Sciences Fund               N/A    10.25%    -10.69%

Janus Aspen Series (Service Shares)
Janus Aspen Growth Portfolio                 4.41%     8.15%    -25.74%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio -4.20%     0.26%    -22.87%



*Performance returns given above are for the Allmerica Select SPL sub-accounts of FAFLIC and are net of all product charges (including surrender charges) for a representative policy. Please refer to the prospectus for hypothetical illustrations which show the effect that all applicable fees and charges have on performance. The returns, except in the columns designated as "Life of Sub-Account", assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a declining surrender charge.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Variable Life Insurance Product Information

VARIABLE LIFE INSURANCE PRODUCT INFORMATION

Allmerica Select Life and Allmerica Select Inheiritage

Product Description
--------------------------------------------------------------------------------
These policies are individual and joint survivorship flexible premium variable life insurance policies with Death Benefits, Policy Value, and other features traditionally associated with life insurance. The Policy is variable because the Policy Value will increase or decrease depending on the investment experience of the Sub-Accounts of the Separate Account. Under some circumstances, the Death Benefit may vary with the investment experience of the Sub-Accounts.

Payment Schedule
--------------------------------------------------------------------------------
The Policies are flexible premium because, unlike traditional insurance policies, there is no fixed schedule for premium payments. You may vary the frequency and amount of future premium payments, subject to certain limits, restrictions and conditions set by Company standards and federal tax laws.

Cash Value Access
--------------------------------------------------------------------------------
You may make partial withdrawals, borrow up to the loan value of your policy or surrender the policy for its Surrender Value. Loans and withdrawals will reduce the Policy Value and Death Benefit.

Fixed Account Information
--------------------------------------------------------------------------------
You may allocate part or all of your policy value to the Fixed Account. The Fixed Account is a part of our General Account. We guarantee amounts allocated to the Fixed Account as to principal and a minimum rate of interest. The minimum interest we will credit on amounts allocated to the Fixed Account is 4.0% compounded annually. Fixed Account Guarantees are based on the claims-paying ability of the issuer.

Death Benefit
--------------------------------------------------------------------------------
The Company will pay a Death Benefit to the Beneficiary when the Insured dies while the policy is in effect. If the policy was issued as a Second-to-Die policy, the Death Benefit will be paid on the death of the last surviving insured. The Death Benefit is the Surrender Value of the policy after the final premium payment date.

Charges and Fees
--------------------------------------------------------------------------------
The following is a brief description of the Charges and Fees associated with the policies. Please see the prospectus for a detailed description of the specific charges that apply to your policy.

Surrender Charges: These policies provide for a contingent surrender charge which will be deducted if you request a full surrender of the policy or a decrease in face amount during a surrender charge period.

Insurance Charges: Charges are deducted monthly to compensate the Company for the anticipated cost of providing Death Proceeds and any additional options selected. These charges vary depending on the type of policy and underwriting class.

Transfers: The Company does not restrict the number of transfers among the sub-accounts. The first 12 transfers may be made free of charge, subsequent transfers may be charged a $10 fee per transfer.

Charges Against the Assets of the Separate Account: The Company assesses each sub-account with a charge for mortality and expense risks assumed by the Company and a charge for administrative expenses of the separate account.

State and Local Premium Tax Charge: A charge for state and local premium taxes (if any) is deducted from each premium payment. The premium tax charge may vary based on the insured's residence. An additional up-front sales load (premium expense charge) may apply. The levels of fees and expenses vary among the funds.

Monthly Administration Charge: A monthly charge is assessed against the policy to cover administration of the policy.

Underlying Fund Expenses: The funds incur investment advisory fees and other expenses which are reflected in the variable account. The levels of fees and expenses vary among the funds.

Variable Life Insurance Product Information

VARIABLE LIFE INSURANCE PRODUCT INFORMATION

Allmerica Select SPL

Product Description
--------------------------------------------------------------------------------
This contract is a modified single premium life insurance contract with Death Benefits, Contract Value, and other features traditionally associated with life insurance. The Contract is variable because the Contract Value will increase or decrease depending on the investment experience of the Sub-Accounts of the Separate Account. Under some circumstances, the Death Benefit may vary with the investment experience of the Sub-Accounts.

Payment Schedule
--------------------------------------------------------------------------------
This Contract requires a single payment on or before the Date of Issue. Additional payments may be made under certain circumstances.

Cash Value Access
--------------------------------------------------------------------------------
The Contract Owner may make partial withdrawals, borrow up to the loan value of your contract or surrender the contract for its Surrender Value. A withdrawal reduces the Death Benefit by the same percentage that the amount withdrawn reduces Contract Value. Loans and withdrawals may be taxable and would be subject to a 10% tax penalty prior to age 59 1/2 .

Fixed Account Information
--------------------------------------------------------------------------------
The Contract Owner may allocate part or all of your contract value to the Fixed Account. The Fixed Account is a part of the General Account. The Company guarantees amounts allocated to the Fixed Account as to principal and a minimum rate of interest. The minimum interest the Company will credit on amounts allocated to the Fixed Account is 4.0% compounded annually. Fixed Account Guarantees are based on the claims-paying ability of the issuer.

Death Benefit
--------------------------------------------------------------------------------
The Company will pay a Death Benefit to the Beneficiary when the Insured dies while the contract is in effect. If the contract was issued as a Second-to-Die policy, the Death Benefit will be paid on the death of the last surviving insured.

Charges and Fees
--------------------------------------------------------------------------------
The following is a brief description of the Charges and Fees associated with the contracts. Please see the prospectus for a detailed description of the specific charges that apply to your contract.

Surrender Charges: These contracts provide for a contingent surrender charge which will be deducted if the Contract Owner requests a full surrender of the contract or a partial withdrawal within ten contract years from the Date of Issue. This charge begins at 10% of the amount that exceeds the free 10% withdrawal amount and decreased to 0% by the tenth contract year.

Insurance Charges: Charges are deducted monthly to compensate the Company for the anticipated cost of providing Death Proceeds and any additional options selected. These charges vary depending on the type of contract and underwriting class.

Transfers: The Company does not restrict the number of transfers among the sub-accounts. The first 12 transfers may be made free of charge; subsequent transfers may be charged a $10 fee per transfer.

Charges Against the Assets of the Separate Account: The Company assesses each sub-account with a charge of 0.90% on an annual basis for mortality and expense risks assumed by the Company and a charge of 0.20% on an annual basis for administrative expenses of the separate contract.

Distribution Fee: This fee applies for the first ten contract years only, a charge of 0.90% is assessed on an annual basis for distribution expenses.

Federal and State Payment Tax Charge: This charge is for the first contract year only, a charge of 1.50% is assessed on an annual basis for federal, state and local taxes.

Monthly Administration Charge: A monthly charge is assessed against the contract to cover administration of the contract.

Underlying Fund Expenses: The funds incur investment advisory fees and other expenses which are reflected in the variable account. The levels of fees and expenses vary among the funds.

                           Intentionally Left Blank

                                Allmerica Select

Allmerica Select products are offered through Allmerica Financial Life Insurance and Annuity Company. Our parent company, First Allmerica Financial, is the nation's fifth oldest life insurance company. Founded in 1844, First Allmerica Financial has been serving the financial needs of its policyholders for more than 150 years.

Allmerica Select brings together the experience and financial strength of Allmerica Financial Life with the talent of some of the world's leading money managers. It's a powerful combination that can help achieve your financial goals.

To be preceded or accompanied by the current Allmerica Select Product prospectus. Read it carefully before investing.

If you would like to request additional copies of this report, please contact either your Allmerica Select representative or call 1-800-366-1492.

                Allmerica Select Variable Products are issued by
                       Allmerica Financial Life Insurance
  and Annuity Company (First Allmerica Financial Life Insurance Company in NY)
        and are offered by Allmerica Investments, Inc., member NASD/SIPC.
            Allmerica Select is a division of the issuing companies.

                                  [LOGO] IMSA

                          [LOGO] ALLMERICA FINANCIAL(R)

                           ALLMERICA INVESTMENTS, INC.

               440 Lincoln Street, Worcester, Massachusetts 01653

AS-337 (12/01)

Annual Reports dated December 31, 2001, of certain underlying funds are incorporated herein by reference as the reports sent to contract owners of the Allmerica Life Insurance and Annuity Company, Allmerica Select Separate Account II (File No. 811-8746), Inheiritage Account (File No. 811-8120), Allmerica Select Separate Account III (File No. 811-8859) and First Allmerica Financial Life Insurance and Annuity Company, Allmerica Select Separate Account II (File No. 811-8987), Inheiritage Account (File No. 811-8304), Separate Account SPVL (File No. 811-10133), under Section 30b-2 of the Investment Company Act of 1940.

Incorporated by reference herein are certain series of Allmerica Investment Trust filed on Form N-30D on February 27, 2002. Accession number
0000927016-02-001169.